Document and Entity Information	0 Months Ended
Jun. 01, 2015
Risk/Return:
Document Type	497
Document Period End Date	Jun. 01, 2015
Registrant Name	GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
Central Index Key	0000803950
Amendment Flag	false
Document Creation Date	Jun. 01, 2015
Document Effective Date	Jun. 01, 2015
Prospectus Date	Apr. 01, 2015
GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND | Class A
Risk/Return:
Trading Symbol	GNMXX
GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND | Class B
Risk/Return:
Trading Symbol	GNYXX